DEPOSITS (Tables)	12 Months Ended
Jun. 30, 2015
Deposits [Abstract]
Schedule of Cash and Cash Equivalents Deposits [Table Text Block]
Deposits at June 30, 2015 and 2014 consist of the following:

	June 30, 2015		June 30, 2014
	(Dollars in thousands)
	Weighted		Weighted
	Average		Average
	Rate	Balance	Rate	Balance

Demand deposit accounts	0.07%	$144,752	0.08%	$135,344
Savings	0.27%	113,368	0.23%	98,927
Money market deposit accounts	0.14%	20,648	0.12%	31,102
Total demand and passbook deposits		278,768		265,373

Certificates of deposit:
Less than 12 months	0.61%	72,640	0.81%	90,082
12 months to 24 months	1.18%	26,175	0.81%	26,807
24 months to 36 months	1.42%	6,851	2.07%	9,644
More than 36 months	1.63%	10,495	1.57%	7,640
Individual retirement accounts	1.23%	37,608	1.40%	40,090

Total certificates of deposit		153,769		174,263

Total deposit accounts		$432,537		$439,636

Interest Expense [Table Text Block]
Interest expense on deposits is as follows:

	For the years ended June 30
	2015	2014
	(In thousands)
NOW and money market accounts	$260	$308
Savings	236	208
Certificates of deposit	1,634	1,916
	$2,130	$2,432

Schedule of Maturities of Time Deposits [Table Text Block]
Maturities of certificate accounts are as follows:

	June 30,	June 30,
	2015	2014
	(In thousands)
One year or less	$88,753	$106,584
1 – 2 years	35,151	36,365
2 – 3 years	14,554	19,675
3 – 4 years	7,396	8,119
4 – 5 years	7,718	3,226
Over 5 years	197	294
Totals	$153,769	$174,263